J.P. Morgan Seasoned Mortgage Trust 2025-1 ABS 15G

Exhibit 99.14

Account Number	Alternate Loan Number	Field ID	Original Field Value	Audit Value	Match
XXXXX	303610494	Escrow_Indicator	Taxes and Insurance	No Escrows	FALSE
XXXXX	303355630	Original_Loan_Amount	XXXXXX	XXXXXX	FALSE